Income Tax - Additional information (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating loss carryforwards
Valuation allowance	$ 86,930	$ 232,428
Currently owes federal income taxes		244,544
Federal
Operating loss carryforwards
Net operating loss carryovers	$ 91,556	0
Currently owes federal income taxes		83,543
State
Operating loss carryforwards
Net operating loss carryovers		0
Currently owes Delaware franchise taxes		$ 137,115